Non-controlling Interests - Balance Sheets (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Current assets	$ 68,124,902	$ 72,052,868
Non-current assets	222,218,898	225,117,725
Total assets	290,343,800	297,170,593
Liabilities:
Current liabilities	42,385,850	48,531,443
Non-current liabilities	142,553,717	144,108,459
Total liabilities	184,939,567	192,639,902
Empresas Cablevision
ASSETS
Current assets	5,035,670	5,324,452
Non-current assets	19,371,687	18,158,208
Total assets	24,407,357	23,482,660
Liabilities:
Current liabilities	5,565,268	4,603,918
Non-current liabilities	1,326,812	2,447,627
Total liabilities	6,892,080	7,051,545
Net assets	17,515,277	16,431,115
Sky
ASSETS
Current assets	9,891,514	12,508,441
Non-current assets	17,930,006	19,003,827
Total assets	27,821,520	31,512,268
Liabilities:
Current liabilities	3,586,272	4,948,165
Non-current liabilities	9,319,812	9,699,401
Total liabilities	12,906,084	14,647,566
Net assets	$ 14,915,436	$ 16,864,702